Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Revenue:
Restaurant sales	$ 41,761,113	$ 27,027,582	$ 87,878,701	$ 58,217,517	$ 115,747,989	$ 78,966,267	$ 49,193,143
Royalty fees	126,149	157,932	274,602	346,540	637,285	677,309	933,626
Franchise fees					0	80,000	50,000
Total revenue	41,887,262	27,185,514	88,153,303	58,564,057	116,385,274	79,723,576	50,176,769
Restaurant operating costs:
Cost of sales (excluding depreciation and amortization)	14,243,011	9,072,208	29,162,583	19,361,033	38,062,951	25,845,024	15,755,615
Labor	11,367,590	7,541,400	24,467,140	16,376,108	32,810,499	21,566,822	13,423,612
Store operating expenses	7,314,589	4,870,953	16,062,466	10,825,534	21,779,688	14,609,542	9,595,941
General and administrative expenses	4,465,292	2,491,311	16,733,629	6,184,635	13,171,577	8,969,017	6,383,884
Depreciation	2,088,659	1,324,023	4,501,187	2,869,129	5,861,752	3,779,363	2,840,418
Amortization	314,539	315,707	782,255	736,649	1,600,651	1,091,123	585,495
Pre-opening costs	442,434	245,661	1,258,658	741,285	1,938,266	916,718	805,514
Loss (gain) from disposal of equipment	36,571	80,858	50,074	130,230	175,199	240,006	(3,695)
Total operating expenses	40,272,685	25,942,121	93,017,992	57,224,603	115,400,583	77,017,615	49,386,784
Income (loss) from operations	1,614,577	1,243,393	(4,864,689)	1,339,454	984,691	2,705,961	789,985
Other expenses:
Interest expense, net	620,860	911,576	2,280,021	2,127,922	4,019,174	2,337,116	1,247,799
Loss on extinguishment of debt	0	0	978,041	0
Bargain purchase gain from acquisition, net					0	0	(541,206)
(Gain) loss on interest cap	0	(14,902)	5,669	8,675	24,854	0	0
Total other expenses	620,860	896,674	3,263,731	2,136,597	4,044,028	2,337,116	706,593
Income (loss) before provision for income taxes	993,717	346,719	(8,128,420)	(797,143)	(3,059,337)	368,845	83,392
Provision (benefit) for income taxes	(125,224)	(76,150)	740,770	170,865	655,759	621,740	110,317
Net income (loss)	$ 1,118,941	$ 422,869	$ (8,869,190)	$ (968,008)	$ (3,715,096)	$ (252,895)	$ (26,925)
Net income (loss) per share:
Basic (USD per share)	$ 0.06	$ 0.03	$ (0.56)	$ (0.08)
Diluted (USD per share)	$ 0.06	$ 0.03	$ (0.56)	$ (0.08)
Net loss per share, basic and diluted (USD per share)		$ 0.03			$ (0.30)	$ (0.02)	$ 0.00
Weighted average shares of common stock outstanding:
Basic (in shares)	19,269,746	12,561,414	15,812,901	12,561,414
Diluted (in shares)	19,477,864	12,561,414	15,812,901	12,561,414
Basic and diluted weighted average shares outstanding (in shares)		12,561,414			12,561,414	12,561,414	12,561,414